Note 4 - Basic and Diluted Loss Per Common Share	3 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Earnings Per Share [Text Block]
4.
     Basic and Diluted Loss Per Common Share

Basic and diluted loss per common share are computed based on the weighted average number of common shares outstanding. Common share equivalents consist of common shares issuable upon conversion of convertible preferred stock, and upon exercise of stock options and stock purchase warrants. All common share equivalents are excluded from the computation of diluted loss per share since the effect would be anti-dilutive. The weighted average number of common share equivalents which were excluded from the computation of diluted loss per share, totaled
970,571
and
295
shares at
March 31, 2020
and
2019,
respectively. See Note
9
for more information concerning our outstanding common share equivalents at
March 31, 2020
that could potentially dilute earnings per share in the future.